FLIGHT EQUIPMENT HELD FOR OPERATING LEASE	12 Months Ended
Dec. 31, 2019
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE
6.	FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

As of December 31, 2019, the Company had 81 aircraft and seven engines held for operating lease on lease to 39 lessees in 22 countries, and one aircraft off-lease. As of December 31, 2018, the Company had 100 aircraft and seven engines held for operating lease on lease to 43 lessees in 24 countries.

During the year ended December 31, 2019, the Company capitalized $260.3 million of flight equipment purchased. During the year ended December 31, 2018, the Company capitalized $820.9 million of flight equipment purchased.

During the year ended December 31, 2019, the Company sold ten aircraft held for operating lease and recognized an aggregate gain on sale of aircraft of $2.9 million. During the year ended December 31, 2018, the Company sold three aircraft held for operating lease and recognized an aggregate gain on sale of aircraft of $5.5 million. The Company did not sell any aircraft held for operating lease during the year ended December 31, 2017.

The Company did not recognize any aircraft impairment in 2019 or 2018.

In August 2017, Air Berlin commenced insolvency proceedings in Germany and the United States. At that time, the Company had two aircraft on lease to Air Berlin. As a result of these insolvency proceedings, the Company recognized aircraft impairment of $22.0 million related to one of these aircraft.

Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2019	December 31, 2018
Cost	$3,334,996	$3,900,938
Accumulated depreciation	(614,996)	(672,920)
Flight equipment held for operating lease, net	$2,720,000	$3,228,018

The Company capitalized $16.3 million and $16.4 million of major maintenance for the years ended December 31, 2019 and 2018, respectively.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenue by geographic region in the tables and discussion below is based on the principal operating location of the lessees.

The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):
	December 31, 2019		December 31, 2018
Europe:
Spain	$161,474	6%	$168,534	5%
United Kingdom	52,212	2%	169,763	5%
Turkey	—	—	22,843	1%
Other	259,176	9%	242,711	8%
Europe — Total	472,862	17%	603,851	19%
Asia and South Pacific:
India	542,312	20%	690,193	21%
Malaysia	406,777	15%	394,441	12%
Philippines	264,814	10%	276,237	9%
Indonesia	220,304	8%	296,390	9%
China	168,703	6%	177,393	5%
Other	113,713	4%	161,330	6%
Asia and South Pacific — Total	1,716,623	63%	1,995,984	62%
Mexico, South and Central America — Total	37,618	1%	58,202	2%
North America:
United States	95,910	4%	126,498	4%
Other	—	—	49,320	1%
North America — Total	95,910	4%	175,818	5%
Middle East and Africa:
Ethiopia	303,057	11%	312,977	10%
Other	51,815	2%	81,186	2%
Middle East and Africa — Total	354,872	13%	394,163	12%
Off-Lease — Total	42,115	2%	—	—
Total flight equipment held for operating lease, net	$2,720,000	100%	$3,228,018	100%

The distribution of operating lease revenue by geographic region for the years ended December 31, 2019, 2018 and 2017 is as follows (dollars in thousands):

	Years ended
	2019		2018		2017
Europe:
Spain	$17,475	4%	$17,267	4%	$11,199	3%
United Kingdom	79,022	17%	31,259	8%	29,182	8%
Turkey	2,041	—	12,114	3%	17,103	5%
Germany	951	—	—	—	26,457	8%
Other	31,197	7%	31,995	8%	29,180	9%
Europe — Total	130,686	28%	92,635	23%	113,121	33%
Asia and South Pacific:
India	103,422	22%	87,492	22%	64,381	18%
Malaysia	55,189	12%	26,748	7%	8,767	3%
Philippines	34,217	7%	35,009	9%	29,825	9%
Indonesia	32,882	7%	32,336	8%	16,308	5%
China	23,320	5%	21,103	5%	22,611	6%
Other	18,550	5%	18,756	4%	10,496	3%
Asia and South Pacific — Total	267,580	58%	221,444	55%	152,388	44%
Mexico, South and Central America — Total	5,425	1%	11,415	3%	17,565	5%
North America:
United States	16,267	4%	20,147	5%	17,647	5%
Other	4,991	1%	6,242	2%	6,237	2%
North America — Total	21,258	5%	26,389	7%	23,884	7%
Middle East and Africa:
Ethiopia	30,019	6%	30,019	8%	30,018	9%
Other	9,431	2%	17,612	4%	9,918	2%
Middle East and Africa — Total	39,450	8%	47,631	12%	39,936	11%
Total Operating Lease Revenue	$464,399	100%	$399,514	100%	$346,894	100%

No customer accounted for 10% or more of total operating lease revenue for the year ended December 31, 2019. In each of the years ended December 31, 2018, and 2017, the Company had one customer (Air India) that accounted for 10% or more of total operating lease revenue.

As of December 31, 2019, the Company had three lessees, which leased a total of four aircraft, on non-accrual status, as the Company had determined that it was not probable that the Company would receive the economic benefits of the leases, principally due to (i) the lessees’ failure to pay rent and overhaul payments and (ii) the Company’s evaluation of the lessees’ payment history. During the year ended December 31, 2019, the Company recognized $13.6 million of operating lease revenue from these lessees. At December 31, 2018, the Company had two lessees, which leased a total of three aircraft, on non-accrual status. During the year ended December 31, 2018, the Company recognized $9.3 million of operating lease revenue from these lessees.

For the years ended December 31, 2019, 2018 and 2017, the Company recognized end of lease income, which is included in operating lease revenue, of $78.8 million, $20.3 million and $17.8 million, respectively. Approximately $52.8 million of end of lease income recognized in 2019 derived from four lessees in the United Kingdom.

As of December 31, 2019 and 2018, the weighted average remaining lease term of the Company’s aircraft held for operating lease was 5.4 years and 5.9 years, respectively.

Leases are entered into with specified lease terms and may provide the lessee with an option to extend the lease term. The Company’s leases do not typically provide for early termination or purchase options.

For the year ended December 31, 2019, the Company recognized $391.1 million of operating lease rental revenue, $71.4 million of which was from leases with variable rates. Variable rates are rents that reset based on changes in LIBOR. Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease, as of December 31, 2019. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of December 31, 2019 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2020	$321,993
2021	288,459
2022	244,007
2023	201,380
2024	186,707
Thereafter	480,878
Future minimum rental payments under operating leases	$1,723,424

For the years ended December 31, 2019, 2018 and 2017, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $5.6 million, $9.7 million and $7.7 million, respectively. At December 31, 2019, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2020	$2,573
2021	3,221
2022	2,821
2023	1,614
2024	736
Thereafter	303
Future amortization of lease incentives	$11,268